Summary of Significant Accounting Policies (Details 2b) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Fair Value per share			$ 8.36
Warrant [Member]
Market price per share	$ 9.11
Exercise price per share	$ 9.25
Risk-free interest rate	1.52%
Expected term (years)	5 years
Volatility	77.19%
Dividend rate	0.00%
Shares	650,000
Fair Value per share	$ 5.68
Employee Stock Option [Member]
Market price per share	9.11
Exercise price per share	$ 9.25
Risk-free interest rate	2.02%
Expected term (years)	6 years 3 months
Volatility	79.48%
Dividend rate	0.00%
Shares	60,000
Fair Value per share	$ 6.35
Options [Member]
Market price per share	9.11
Exercise price per share	$ 9.25
Risk-free interest rate	2.20%
Expected term (years)	10 years
Volatility	103.42%
Dividend rate	0.00%
Shares	30,000
Fair Value per share	$ 8.27